UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2005

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA, 2/2/06


Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[     ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total (x 1000): 20,255,533



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3348 84901.000SH       SOLE                30201.000         54700.000
American Express Co            COM              025816109   589566 11456782.000SH    SOLE              9020112.000       2436670.000
                                                             71272 1385000.000SH     OTHER                               1385000.000
American Int'l Group           COM              026874107   289187 4238412.000SH     SOLE              3334967.000        903445.000
Amgen                          COM              031162100   740333 9387941.000SH     SOLE              7393423.000       1994518.000
                                                             89112 1130000.000SH     OTHER                               1130000.000
Apollo Group, Inc CL A         COM              037604105      767 12676.000SH       SOLE                 6640.000          6036.000
                                                             32648 540000.000SH      OTHER                                540000.000
Baker Hughes Inc               COM              057224107   428920 7056922.000SH     SOLE              5557762.000       1499160.000
                                                             50447 830000.000SH      OTHER                                830000.000
BANK NEW YORK INC              COM              064057102        5 171.000SH         SOLE                  171.000
Bed Bath & Beyond Inc Company  COM              075896100   332027 9184724.000SH     SOLE              7143701.000       2041023.000
                                                             41934 1160000.000SH     OTHER                               1160000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      532    6.000 SH       SOLE                    6.000
Caremark RX, Inc               COM              141705103   273245 5276018.000SH     SOLE              4122937.000       1153081.000
                                                             29002 560000.000SH      OTHER                                560000.000
Carnival Corporation           COM              143658300        5 101.000SH         SOLE                  101.000
Cisco Sys Inc Com              COM              17275R102        9 529.000SH         SOLE                  529.000
Cintas Corp Com                COM              172908105        3 84.000SH          SOLE                   84.000
Citigroup Inc.                 COM              172967101       10 202.000SH         SOLE                  202.000
Coca-Cola Co                   COM              191216100      287 7110.000 SH       SOLE                 3700.000          3410.000
Colgate-Palmolive Co           COM              194162103   435504 7939910.000SH     SOLE              6300070.000       1639840.000
                                                             75693 1380000.000SH     OTHER                               1380000.000
ConocoPhillips                 COM              20825C104   490523 8431131.000SH     SOLE              6533060.000       1898071.000
                                                             59344 1020000.000SH     OTHER                               1020000.000
Costco Wholesale Corp-New      COM              22160K105   199097 4024595.000SH     SOLE              3153475.000        871120.000
                                                             23746 480000.000SH      OTHER                                480000.000
Dell Inc Com                   COM              24702R101       11 357.000SH         SOLE                  357.000
Disney, Walt Co                COM              254687106      619 25796.000SH       SOLE                25796.000             0.000
Ebay, Inc.                     COM              278642103   622976 14414075.000SH    SOLE             11345021.000       3069054.000
                                                             69584 1610000.000SH     OTHER                               1610000.000
Electronic Arts, Inc.          COM              285512109      575 11000.000SH       SOLE                11000.000
Exxon Mobil Corp               COM              30231G102     1292 23009.000SH       SOLE                23009.000
Genentech, Inc.                COM              368710406   793536 8578762.000SH     SOLE              6792992.000       1785770.000
                                                             99900 1080000.000SH     OTHER                               1080000.000
General Electric Co            COM              369604103   652598 18619037.000SH    SOLE             14659768.000       3959269.000
                                                             80615 2300000.000SH     OTHER                               2300000.000
Halliburton Co Com             COM              406216101   940631 15181268.000SH    SOLE             11996182.000       3185086.000
                                                            121132 1955000.000SH     OTHER                               1955000.000
Hewlett Packard Co Com         COM              428236103   281245 9823450.000SH     SOLE              7727075.000       2096375.000
                                                             34356 1200000.000SH     OTHER                               1200000.000
Honeywell International Inc    COM              438516106        7 176.000SH         SOLE                  176.000
Illinois Tool Works            COM              452308109   351468 3994414.000SH     SOLE              3043887.000        950527.000
                                                             35196 400000.000SH      OTHER                                400000.000
Intel Corp                     COM              458140100      541 21665.000SH       SOLE                13465.000          8200.000
Int'l Business Machines        COM              459200101     1041 12664.000SH       SOLE                10164.000          2500.000
I Shares Russell 1000 Growth   COM              464287614     2318 45440.000SH       SOLE                45440.000             0.000
Johnson & Johnson              COM              478160104   566032 9418175.000SH     SOLE              7456166.000       1962009.000
                                                             72120 1200000.000SH     OTHER                               1200000.000
Juniper Networks, Inc.         COM              48203R104   457078 20496786.000SH    SOLE             16125482.000       4371304.000
                                                             53520 2400000.000SH     OTHER                               2400000.000
Kohls Corp Com                 COM              500255104   459270 9449991.000SH     SOLE              7457394.000       1992597.000
                                                             66582 1370000.000SH     OTHER                               1370000.000
Lauder Estee Cos Inc Cl A      COM              518439104   303687 9070697.000SH     SOLE              7033007.000       2037690.000
                                                             35824 1070000.000SH     OTHER                               1070000.000
Eli Lilly & Co                 COM              532457108   677841 11978120.000SH    SOLE              9413277.000       2564843.000
                                                             89412 1580000.000SH     OTHER                               1580000.000
Linear Technology Corp Com     COM              535678106        6 153.000SH         SOLE                  153.000
LOWES COS INC                  COM              548661107        7 102.000SH         SOLE                  102.000
Maxim Integrated Products      COM              57772K101   418238 11540788.000SH    SOLE              9088552.000       2452236.000
                                                             50736 1400000.000SH     OTHER                               1400000.000
McDonald's Corp                COM              580135101   628808 18647905.000SH    SOLE             14693544.000       3954361.000
                                                             82951 2460000.000SH     OTHER                               2460000.000
Medco Health Solutions Com     COM              58405U102        9 159.000SH         SOLE                  159.000
Medtronic Inc                  COM              585055106   622426 10811649.000SH    SOLE              8507945.000       2303704.000
                                                             77029 1338000.000SH     OTHER                               1338000.000
Microsoft Corp                 COM              594918104   561247 21462603.000SH    SOLE             16677526.000       4785077.000
                                                             65375 2500000.000SH     OTHER                               2500000.000
MORGAN STANLEY                 COM              617446448        4 76.000SH          SOLE                   76.000
Nike Inc Class B               COM              654106103   488579 5629443.000SH     SOLE              4429911.000       1199532.000
                                                             58583 675000.000SH      OTHER                                675000.000
Nokia Corp Sponsored ADR       COM              654902204      293 16000.000SH       SOLE                16000.000
Novartis AG                    COM              66987V109        7 127.000SH         SOLE                  127.000
Omnicom Group                  COM              681919106   414539 4869475.000SH     SOLE              3810690.000       1058785.000
                                                             47503 558000.000SH      OTHER                                558000.000
Oracle Corporation             COM              68389X105     6691 548024.000SH      SOLE               483064.000         64960.000
Paychex Inc.                   COM              704326107   501588 13158119.000SH    SOLE             10349150.000       2808969.000
                                                             55274 1450000.000SH     OTHER                               1450000.000
Pepsico Inc                    COM              713448108   635451 10755770.000SH    SOLE              8463080.000       2292690.000
                                                             79049 1338000.000SH     OTHER                               1338000.000
Procter & Gamble Co            COM              742718109   945591 16337098.000SH    SOLE             12858270.000       3478828.000
                                                            117496 2030000.000SH     OTHER                               2030000.000
Qualcomm Inc Com               COM              747525103   415266 9639415.000SH     SOLE              7555486.000       2083929.000
                                                             50619 1175000.000SH     OTHER                               1175000.000
Royal Dutch Shell PLC Spons AD COM              780259206      246 4008.000 SH       SOLE                 4008.000
S&P DEP RECEIPTS               COM              78462F103      953 7650.000SH        SOLE                 7650.000
Schlumberger                   COM              806857108   928212 9554421.000SH     SOLE              7501106.000       2053315.000
                                                            117066 1205000.000SH     OTHER                               1205000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Starbucks Corp                 COM              855244109        3 110.000SH         SOLE                  110.000
State Str Corp Com             COM              857477103      310 5600.000 SH       SOLE                 5600.000
Stryker Corp Com               COM              863667101   519971 11703150.000SH    SOLE              9120420.000       2582730.000
                                                             63979 1440000.000SH     OTHER                               1440000.000
Sysco Corp                     COM              871829107        9 275.000SH         SOLE                  275.000
Target Corp                    COM              87612E106        9 167.000SH         SOLE                  167.000
Texas Instruments Inc          COM              882508104        7 205.000SH         SOLE                  205.000
3M Company                     COM              88579Y101   482420 6224768.000SH     SOLE              4891871.000       1332897.000
                                                             58125 750000.000SH      OTHER                                750000.000
Total SA                       COM              89151E109        6 44.000SH          SOLE                   44.000
United Parcel Service-Cl B     COM              911312106   561181 7467473.000SH     SOLE              5878285.000       1589188.000
                                                             68387 910000.000SH      OTHER                                910000.000
United Technologies Cp Com     COM              913017109        4 74.000SH          SOLE                   74.000
UNITEDHEALTH GROUP INC         COM              91324P102       11 176.000SH         SOLE                  176.000
WAL MART STORES                COM              931142103       13 281.000SH         SOLE                  281.000
Walgreen Co Com                COM              931422109      841 19000.000SH       SOLE                                  19000.000
Wells Fargo & Co New Com       COM              949746101        9 148.000SH         SOLE                  148.000
Wrigley WM JR Co Com           COM              982526105     2833 42620.000SH       SOLE                14520.000         28100.000